Revenue (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 362,285	£ 390,641
Payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65,504	76,045
Banking and Capital Markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	80,040	69,574
Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,710	33,813
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,672	79,640
Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,653	35,167
Healthcare
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,407	47,013
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,299	49,389
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	107,073	123,728
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	147,481	152,085
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84,710	94,827
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 23,021	£ 20,001